Schedule of analysis of the loans and financings (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jun. 28, 2021 USD ($)	Jun. 23, 2021 BRL (R$)	Jan. 22, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 46,713					$ 146,002
Non-current	1,652,602					1,878,312
Total borrowings	1,699,315	$ 102,042				2,024,314	$ 1,508,557
Current portion of long term loans and financing (principal)	192,760
Interest on loans and financing	274,370
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Current	21,530
Non-current	1,318,717
Total borrowings	1,340,247					1,456,090
Interbank deposit certificate rate cdi [member]
Disclosure of detailed information about borrowings [line items]
Current	6,134
Non-current	45,182
Total borrowings	51,316					156,683
Ifrs london interbank offered rate libor [member]
Disclosure of detailed information about borrowings [line items]
Current	248
Non-current	88,429
Total borrowings	88,677					230,574
Eurobonds u s d [member]
Disclosure of detailed information about borrowings [line items]
Current	200,810
Non-current	13,182,530
Total borrowings	$ 1,338,334					13,389,720
Eurobonds u s d [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.73%
Debt with brazilian national bank for economic and social development [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 187,210
Non-current	1,970,800
Total borrowings	$ 215,801					1,798,280
Debt with brazilian national bank for economic and social development [member] | Brazilian system for clearance and custody selic rate [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate	3.10%
Debt with brazilian national bank for economic and social development [member] | Tlp ipca [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate	5.46%
Export credit note one [member]
Disclosure of detailed information about borrowings [line items]
Current			$ 42,969	R$ 245,000	$ 250,000
Export credit note one [member] | London interbank offered rate libor three months [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate	1.54%
Export credit note [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 14,660
Non-current	1,336,110
Total borrowings	$ 135,077					2,342,210
Export credit note [member] | Interbank deposit certificate rate cdi [member]
Disclosure of detailed information about borrowings [line items]
Percentage of reference rate	134.20%
Export credit note [member] | Interbank deposit certificate rate cdi one [member]
Disclosure of detailed information about borrowings [line items]
Percentage of reference rate	115.55%
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings						2,137,350
Term loans [member] | Ifrs london interbank offered rate libor [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate	1.27%
Term loan one [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.49%
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 49,160
Total borrowings	$ 4,916					103,880
Debentures [member] | Interbank deposit certificate rate cdi [member]
Disclosure of detailed information about borrowings [line items]
Percentage of reference rate	107.50%
Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 15,290
Non-current	36,580
Total borrowings	$ 5,187					$ 471,700